Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As at December 31, 2023 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,388	814	81	655
Other	6	5	—	1
	1,394	819	81	656

As at December 31, 2022 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,178	738	167	607
Other	6	5	—	1
	1,184	743	167	608